Accruals And Other Current Liabilities - Summary of Accruals And Other Current Liabilities Payable (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Payables and Accruals [Abstract]
Salary and welfare payables	¥ 12,119	$ 1,857	¥ 6,720
Accrued external research and development related expenses	9,425	1,444	6,942
Professional service fees	15,399	2,360	2,092
Rental fees	2,835	435	2,072
Others	2,623	402	340
Accrued liabilities and other liabilities	¥ 42,401	$ 6,498	¥ 18,166